Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories
Schedule of inventories
	December 31,	December 31,
	2016	2015
Raw materials	—	1,740
Goods in Transit	631	3,354
Finished goods	$11,635	$22,151

Total	$12,266	$27,245